OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Deferred gain on sale and leaseback	$ 2,227	$ 2,485
Other long term liabilities	5,051	5,574
Total other long term liabilities	$ 7,278	$ 8,059